Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net income	$ 11,121	$ 27,420	$ 30,515	$ 50,504	$ 98,094
Other Comprehensive Income / (Loss):
Foreign currency translation gain / (loss)	(4)	319	7	70	$ (211)
Total Comprehensive Income	$ 11,117	$ 27,739	$ 30,522	$ 50,574